INVESTMENT PORTFOLIO
                          JUNE 30, 1998 (IN THOUSANDS)

COMMON STOCKS - 96.6%                                    SHARES        VALUE
------------------------------------------------------------------------------
CONSTRUCTION - 4.5%
 BUILDING CONSTRUCTION
 Standard Pacific Corp.                                      10        $ 208
                                                                  -----------

 .............................................................................
FINANCE, INSURANCE & REAL ESTATE - 3.3%
 DEPOSITORY INSTITUTIONS - 1.5%
 First Union Corp.                                            1           68
                                                                  -----------

 INSURANCE CARRIERS - 1.0%
 FPA Medical Management, Inc.                                 1            1
 Loews Corp.                                                  1           44
                                                                  -----------
                                                                          45
                                                                  -----------

 NONDEPOSITORY CREDIT INSTITUTIONS - 0.8%
 Aames Financial Corp.  (a)                                   3           41
                                                                  -----------

 .............................................................................
MANUFACTURING - 24.2%
 APPAREL - 0.9%
 Nautica Enterprises, Inc.  (a)                               2           43
                                                                  -----------

 CHEMICALS & ALLIED PRODUCTS - 3.6%
 Serologicals Corp.  (a)                                      1           45
 Watson Pharmaceuticals, Inc.  (a)                            3          122
                                                                  -----------
                                                                         167
                                                                  -----------

 COMMUNICATIONS EQUIPMENT - 5.5%
 Comverse Technology, Inc. (a)                                3          145
 Inter-Tel, Inc.                                              2           26
 Lucent Technologies, Inc.                                    1           83
                                                                  -----------
                                                                         254
                                                                  -----------

 ELECTRONIC COMPONENTS - 2.4%
 SCI Systems, Inc. (a)                                        3          109
                                                                  -----------

 FOOD & KINDRED PRODUCTS - 1.1%
 Interstate Bakeries Corp.                                    2           53
                                                                  -----------

 HOUSEHOLD APPLIANCES - 1.0%
 Helen of Troy Ltd.  (a)                                      2           44
                                                                  -----------

 MACHINERY & COMPUTER EQUIPMENT - 4.2%
 Compaq Computer Corp.                                        1           40

                       Investment Portfolio/June 30, 1998
------------------------------------------------------------------------------

 SPS Technologies, Inc. (a)                                   1         $ 47
 Tyco International Ltd.                                      2          107
                                                                  -----------
                                                                         194
                                                                  -----------

 MEASURING & ANALYZING INSTRUMENTS - 2.7%
 Respironics, Inc. (a)                                        5           73
 Sybron International Corp. Wisconsin  (a)                    2           51
                                                                  -----------
                                                                         124
                                                                  -----------

 PRINTING & PUBLISHING - 1.8%
 Harte-Hanks Communications                                   1           36
 Hollinger International, Inc.                                3           48
                                                                  -----------
                                                                          84
                                                                  -----------

 STONE, CLAY, GLASS & CONCRETE - 1.0%
 Lone Star Industries, Inc.                                   1           46
                                                                  -----------

 .............................................................................
RETAIL TRADE - 7.9%
 APPAREL & ACCESSORY STORES - 1.0%
 St. John Knits, Inc.                                         1           46
                                                                  -----------

 FOOD STORES - 1.0%
 General Nutrition Companies, Inc.                            2           47
                                                                  -----------

 GENERAL MERCHANDISE STORES - 2.3%
 Ames Department Stores, Inc. (a)                             4          105
                                                                  -----------

 MISCELLANEOUS RETAIL - 2.4%
 Michaels Stores, Inc.  (a)                                   2           53
 Office Depot, Inc. (a)                                       2           57
                                                                  -----------
                                                                         110
                                                                  -----------

 RESTAURANTS - 1.2%
 Showbiz Pizza Time, Inc.  (a)                                1           56
                                                                  -----------

 .............................................................................
SERVICES - 49.1%
 BUSINESS SERVICES - 12.1%
 Advo, Inc.                                                   5          132
 Cendant Corp.  (a)                                           3           55
 Concord EFS, Inc.                                            4           98
 Interim Services, Inc.  (a)                                  2           51
 Norrell Corp.                                                2           36
 Robert Half International, Inc. (a)                          3          151
 Romac International, Inc. (a)                                1           37
                                                                  -----------
                                                                         560
                                                                  -----------

                       Investment Portfolio/June 30, 1998
------------------------------------------------------------------------------
COMMON STOCKS  - CONT.                                   SHARES        VALUE
------------------------------------------------------------------------------
SERVICES - CONT.
 COMPUTER RELATED SERVICES - 11.4%
 Analysts International Corp.                                 6        $ 158
 Autodesk, Inc.                                               2           73
 Cadence Design Systems, Inc. (a)                             2           75
 HBO & Co.                                                    3          113
 Physician Computer Network, Inc. (a)                         6            2
 Renters Choice, Inc. (a)                                     4          108
                                                                  -----------
                                                                         529
                                                                  -----------

 COMPUTER SOFTWARE - 18.4%
 BMC Software, Inc.  (a)                                      2           83
 Computer Horizons Corp. (a)                                  1           35
 Computer Task Group, Inc.                                    2           70
 Hyperion Software Corp. (a)                                  2           66
 Microsoft Corp.  (a)                                         2          217
 Network Associates, Inc.  (a)                                2          109
 Peoplesoft, Inc. (a)                                         4          169
 Platinum Technology, Inc.  (a)                               1           37
 Symantec Corp. (a)                                           1           29
 VERITAS Software Corp. (a)                                   1           37
                                                                  -----------
                                                                         852
                                                                  -----------

 ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 1.2%
 Paychex, Inc.                                                1           55
                                                                  -----------

 HEALTH SERVICES - 3.1%
 Curative Health Services, Inc.  (a)                          1           20
 PhyCor, Inc.  (a)                                            3           42
 Total Renal Care Holdings, Inc. (a)                          2           83
                                                                  -----------
                                                                         145
                                                                  -----------

 HOTELS, CAMPS & LODGING - 0.9%
 Fairfield Communities, Inc.  (a)                             2           40
                                                                  -----------

 PERSONAL SERVICES - 2.0%
 Stewart Enterprises, Inc.                                    3           91
                                                                  -----------

 .............................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
 GAS & SANITARY SERVICES - 2.8%
 CABLE - 1.4%
 United Video Satellite Group, Inc.  (a)                      2           63
                                                                  -----------

 WATER TRANSPORTATION - 1.4%
 Tidewater, Inc.                                              2           66
                                                                  -----------

                         Investment Portfolio/June 30, 1998
------------------------------------------------------------------------------
WHOLESALE TRADE - 4.9%
 DURABLE GOODS - 4.2%
 Anixter International, Inc.  (a)                             5         $ 92
 PSS World Medical, Inc.                                      3           51
 VWR Corp.                                                    2           52
                                                                  -----------
                                                                         195
                                                                  -----------

 NONDURABLE GOODS - 0.7%
 AmeriSource Health Corp., Class A (a)                      (b)           30
                                                                  -----------

 TOTAL COMMON STOCKS (cost of $3,216)(c)                               4,470
                                                                  -----------

 SHORT TERM OBLIGATIONS - 2.8%                              PAR
 -----------------------------------------------------------------------------
 Repurchase agreement ABN AMRO Chicago Corp.,
 dated 6/30/98, due 07/01/98 at 6.100%
 collateralized by U.S. Treasury notes and bill with
 various maturities to 2027, market value $133
 (repurchase proceeds $130)                               $ 130          130
                                                                  -----------

 OTHER ASSETS & LIABILITIES, NET - 0.6%                                   25
 -----------------------------------------------------------------------------

 NET ASSETS - 100.0%                                                 $ 4,625
                                                                  ===========

 NOTES TO INVESTMENT PORTFOLIO:
 -----------------------------------------------------------------------------

 (a) Non-income producing.

 (b) Rounds to less than one.

 (c) Cost for federal income tax purposes is the same.

 See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 1998

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $3,216)                                    $ 4,470
Short-term obligations                                                    130
                                                                 -------------
                                                                        4,600
Cash                                                      $ 1
Receivable for:
 Dividends                                                  1
Deferred organization expenses                             29              31
                                                --------------   -------------
    Total Assets                                                        4,631

LIABILITIES
Payable to Adviser                                          4
Accrued:
  Deferred Trustee fees                                     1
Other                                                       1
                                                --------------
    Total Liabilities                                                       6
                                                                 -------------

NET ASSETS                                                            $ 4,625
                                                                 =============

Net asset value & redemption price per share -
Class A ($3,867/269)                                                  $ 14.39
                                                                 =============
Maximum offering price per share - Class A
($14.39/0.9425)                                                       $ 15.27(a)
                                                                 =============
Net asset value & offering price per share -
Class B ($379/27)                                                     $ 14.15(b)
                                                                 =============
Net asset value & offering price per share -
Class C ($379/27)                                                     $ 14.15(b)
                                                                 =============

COMPOSITION OF NET ASSETS
Capital paid in                                                       $ 3,264
Overdistributed net investment income                                      (2)
Accumulated net realized gain                                             109
Net unrealized appreciation                                             1,254
                                                                 -------------
                                                                      $ 4,625
                                                                 =============

(a) On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 1998

(in thousands)
INVESTMENT INCOME
Dividends                                                                 $ 9
Interest                                                                   13
                                                                 -------------
       Total investment income                                             22

EXPENSES
Management fee                                           $ 36
Service fee                                                11
Distribution fee - Class B                                  3
Distribution fee - Class C                                  3
Transfer agent                                             10
Bookkeeping fee                                            27
Trustees fee                                                9
Custodian fee                                               2
Audit fee                                                  13
Legal fee                                                   4
Registration fee                                           30
Reports to shareholders                                     3
Amortization of deferred
 organization expenses                                     11
Other                                                       4
                                                --------------
                                                          166
Fees and expenses waived or borne
  by the Adviser                                          (94)             72
                                                --------------   -------------
       Net Investment Loss                                                (50)
                                                                 -------------

NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                         256
Net unrealized appreciation during the period             610
                                                --------------
       Net Gain                                                           866
                                                                 -------------
Increase in Net Assets from Operations                                  $ 816
                                                                 =============

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                             Year ended June 30
                                                        ------------------------
INCREASE (DECREASE) IN NET ASSETS                        1998 (a)          1997
Operations:
Net investment loss                                     $   (50)        $   (39)
Net realized gain                                           256             194
Net unrealized appreciation                                 610             250
                                                        -------         -------
    Net Increase from Operations                            816             405
Distributions:
From net investment income - Class A                         --              (1)
From realized gain - Class A                               (227)             (4)
From realized gain - Class B                                (23)            (b)
From realized gain - Class C                                (23)            (b)
                                                        -------         -------
                                                            543             400
                                                        -------         -------
Fund Share Transactions:
Receipts for shares sold - Class A                            8              27
Value of distributions reinvested - Class A                 227               5
Cost of shares repurchased - Class A                        (12)             (9)
                                                        -------         -------
                                                            223              23
                                                        -------         -------
Receipts for shares sold - Class B                           --              --
Value of distributions reinvested - Class B                  23             (b)
Cost of shares repurchased - Class B                         --              --
                                                        -------         -------
                                                             23              --
                                                        -------         -------
Receipts for shares sold - Class C                           --              --
Value of distributions reinvested - Class C                  23             (b)
Cost of shares repurchased - Class C                         --              --
                                                        -------         -------
                                                             23              --
                                                        -------         -------
    Net Increase from Fund Share
      Transactions                                          269              23
                                                        -------         -------
        Total Increase                                      812             423
NET ASSETS
Beginning of period                                       3,813           3,390
                                                        -------         -------
End of period (net of overdistributed
  net investment income of $2 and $1,
  respectively)                                         $ 4,625         $ 3,813
                                                        =======         =======

(a) Class D shares were redesignated Class C shares on July 1, 1997.

(b) Rounds to less than one.

Continued on next page.
See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (continued)

                                                      Year ended June 30
                                                    ------------------------
                                                    1998 (a)          1997

NUMBER OF FUND SHARES
Sold - Class A                                             1               2
Issued for distributions reinvested - Class A             17               1
Repurchased - Class A                                     (1)             (1)
                                                    --------        --------
                                                          17               2
                                                    --------        --------
Sold - Class B                                            --              --
Issued for distributions reinvested - Class B              2             (b)
Repurchased - Class B                                     --              --
                                                    --------        --------
                                                           2             (b)
                                                    --------        --------
Sold - Class C                                            --              --
Issued for distributions reinvested - Class C              2             (b)
Repurchased - Class C                                     --              --
                                                    --------        --------
                                                           2             (b)
                                                    --------        --------

(a) Class D shares were redesignated Class C shares on July 1, 1997.

(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION: Colonial Aggressive Growth Fund (the Fund), is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were redesignated Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

                   Notes to Financial Statements/June 30, 1998
-------------------------------------------------------------------------------

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class C net investment income per share data reflects the distribution fee applicable to Class B and Class C shares only.

Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,332 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received. The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                   Notes to Financial Statements/June 30, 1998
----------------------------------------------------------------------------

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
---------------------------------------------------------------------------

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.85% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective October 1, 1997 and continuing through September 1998, the Transfer Agent fee will be reduced by .0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc., (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. During the year ended June 30, 1998, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class C share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.30% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                   Notes to Financial Statements/June 30, 1998
----------------------------------------------------------------------------

NOTE 3. PORTFOLIO INFORMATION
----------------------------------------------------------------------------

INVESTMENT ACTIVITY: During the year ended June 30, 1998, purchases and sales of investments, other than short-term obligations, were $3,046,000 and $2,812,256, respectively.

Unrealized appreciation (depreciation) at June 30, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation       $    1,489,586
Gross unrealized depreciation             (235,025)
                                    --------------
  Net unrealized appreciation       $    1,254,561
                                    ===============

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. OTHER RELATED PARTY TRANSACTIONS
-------------------------------------------------------------------------------
At June 30, 1998, Keyport Life Insurance Company owned 99.6% of the Fund's Class A shares outstanding and 100% of the Fund's Class B and Class C shares outstanding.

NOTE 5. SHAREHOLDER MEETING (UNAUDITED)
-------------------------------------------------------------------------------
On July 7, the Special Meeting of Shareholders was held to approve a new Management Agreement with Stein Roe & Farnham Incorporated. On June 12, 1998, the record date for the meeting, the Fund had outstanding 322,250 shares of beneficial interest. The votes cast at the meeting were as follows:

Approval of a new Management Agreement with Stein Roe and Farnham, Incorporated:

                  For       Against         Broker Non-Votes
               321,632          -                   -

The new management Agreement will be effective at such time as Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated agree.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                Year ended June 30
                                                   ------------------------------------------------
                                                                        1998
                                                    Class A            Class B           Class C(f)
                                                   ----------         ----------         ----------
Net asset value -
   Beginning of period                             $   12.650         $   12.540         $   12.540
                                                   ==========         ==========         ==========
INCOME FROM INVESTMENT OPERATIONS:
Net investment
   loss (a)(b)                                         (0.143)            (0.244)            (0.244)
Net realized and
   unrealized gain                                      2.783              2.754              2.754
                                                   ----------         ----------         ----------
   Total from Investment
      Operations                                        2.640              2.510              2.510
                                                   ----------         ----------         ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                (0.900)            (0.900)            (0.900)
                                                   ----------         ----------         ----------
Net asset value -
   End of period                                   $   14.390         $   14.150         $   14.150
                                                   ==========         ==========         ==========
Total return (c)(d)                                     21.56%             20.68%             20.68%
                                                   ==========         ==========         ==========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                             1.55%              2.30%              2.30%
Fees and expenses waived
   or borne by the Adviser (e)                           2.21%              2.21%              2.21%
Net investment loss (e)                                 (1.04%)            (1.79%)            (1.79%)
Portfolio turnover                                         70%                70%                70%
Net assets at end
  of period (000)                                  $    3,867         $      379         $      379

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:

                                       $ 0.301          $ 0.301        $ 0.301

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)      Class D shares were redesignated Class C shares on July 1, 1997.

-------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
For the fiscal year ended June 30,1998, the Fund earned $171,969 of long term capital gains of which $14,887 and $157,082 are 28% and 20% rate gains, respectively.
-------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                 Year ended June 30
                                                   ------------------------------------------------
                                                                         1997
                                                     Class A            Class B           Class C
                                                   ----------         ----------         ----------
Net asset value -
   Beginning of period                             $   11.300         $   11.280         $   11.280
                                                   ==========         ==========         ==========
INCOME FROM INVESTMENT OPERATIONS:
Net investment
   loss (a)(b)                                         (0.114)            (0.200)            (0.200)
Net realized and
   unrealized gain                                      1.484              1.475              1.475
                                                   ----------         ----------         ----------
   Total from Investment
      Operations                                        1.370              1.275              1.275
                                                   ----------         ----------         ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                             (0.005)                --                 --
From net realized gains                                (0.015)            (0.015)            (0.015)
                                                   ----------         ----------         ----------
   Total Distributions Declared
    to Shareholders                                    (0.020)            (0.015)            (0.015)
                                                   ----------         ----------         ----------
Net asset value -
   End of period                                   $   12.650         $   12.540         $   12.540
                                                   ==========         ==========         ==========
Total return (c)(d)                                     12.14%             11.31%             11.31%
                                                   ==========         ==========         ==========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                             1.55%              2.30%              2.30%
Fees and expenses waived
   or borne by the Adviser (e)                           2.57%              2.57%              2.57%
Net investment loss (e)                                 (0.99%)            (1.74%)            (1.74%)
Portfolio turnover                                         54%                54%                54%
Net assets at end
  of period (000)                                  $    3,185         $      314         $      314

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:

                                     $ 0.297           $ 0.297           $ 0.297

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                       Period ended June 30
                                         ------------------------------------------------
                                                             1996 (c)
                                          Class A            Class B             Class C
                                         ----------         ----------         ----------
Net asset value -
   Beginning of period                   $   10.110         $   10.110         $   10.110
                                         ==========         ==========         ==========
INCOME FROM INVESTMENT OPERATIONS:
Net investment
   loss (a)(b)                               (0.016)            (0.036)            (0.036)
Net realized and
   unrealized gain                            1.206              1.206              1.206
                                         ----------         ----------         ----------
   Total from Investment
      Operations                              1.190              1.170              1.170
                                         ----------         ----------         ----------
Net asset value -
   End of period                         $   11.300         $   11.280         $   11.280
                                         ==========         ==========         ==========
Total return (d)(e)(f)                        11.77%             11.57%             11.57%
                                         ==========         ==========         ==========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                1.55%              2.30%              2.30%
Fees and expenses waived
   or borne by the Adviser (g)(h)              1.38%              1.38%              1.38%
Net investment loss (g)(g)                    (0.58%)            (1.33%)            (1.33%)
Portfolio turnover (f)                            0%                 0%                 0%
Net assets at end
  of period (000)                        $    2,826         $      282         $      282

(a) Net of fees and expenses waived or borne by the Adviser which amounted to

                                     $ 0.038           $ 0.038           $ 0.038

(b) Per share data was calculated using average shares outstanding during the period.

(c) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)      Not annualized.

(g)      Annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST VI AND THE SHAREHOLDERS OF COLONIAL AGGRESSIVE GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Aggressive Growth Fund (the "Fund") (a series of Colonial Trust VI) at June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 1998 by correspondence with the custodian provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 1998